RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Summary of financial instruments
Impact of a 5% change in the market price of electricity, on outstanding energy derivative contracts, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2020	2019	2018	2020	2019	2018
5% increase	$(9)	$(21)	$(16)	$(11)	$(12)	$(15)
5% decrease	9	8	6	11	12	15
(1)Amounts represent the potential annual net pretax impact.
Impact of a 5% change in U.S. dollar exchange rates, on outstanding foreign exchange swaps, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2020	2019	2018	2020	2019	2018
5% increase	$56	$39	$45	$26	$9	$20
5% decrease	(54)	(26)	(45)	(26)	(9)	(21)
(1)Amounts represent the potential annual net pretax impact.
Impact of a 1% change in interest rates, on outstanding interest rate swaps, variable rate debt and tax equity, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2020	2019	2018	2020	2019	2018
1% increase	$2	$(14)	$10	$119	$64	$36
1% decrease	(3)	13	(5)	(126)	(64)	(39)
(1)Amounts represent the potential annual net pretax impact.
The maximum credit exposure at December 31 was as follows:

(MILLIONS)	2020	2019
Trade receivables and other short-term receivables	$556	$575
Financial instrument assets	108	100
Due from related parties	414	189
	$1,078	$864

Summary to classifies the cash obligations
The table below classifies the cash obligations related to the company’s liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date. As the amounts are the contractual undiscounted cash flows (gross of unamortized financing fees and accumulated amortization, where applicable), they may not agree with the amounts disclosed in the consolidated statements of financial position.

AS AT DECEMBER 31, 2020 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$450	$—	$—	$450
Financial instrument liabilities(1)(2)	198	358	140	696
Due to related parties	694	1	—	695
Other long-term liabilities – concession payments	1	5	12	18
Lease liabilities(1)	30	99	264	393
Non-recourse borrowings(1)	886	3,892	8,081	12,859
Interest payable on borrowings(3)	598	1,924	1,708	4,230
Total	$2,857	$6,279	$10,205	$19,341

AS AT DECEMBER 31, 2019 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable, accrued liabilities, and provisions	$493	$—	$—	$493
Financial instrument liabilities(1)(2)	125	304	140	569
Due to related parties	201	—	2	203
Other long-term liabilities – concession payments	1	6	15	22
Lease liabilities(1)	31	98	299	428
Non-recourse borrowings(1)	605	3,926	7,429	11,960
Interest payable on borrowings(3)	510	2,135	2,053	4,698
Total	$1,966	$6,469	$9,938	$18,373
(1)Includes both the current and long-term amounts.
(2)Includes tax equity liabilities that will be partially settled by the delivery of non-cash tax attributes.
(3)Represents aggregate interest payable expected to be paid over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculations based on estimated interest rates.

Summary of assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy
The following table presents the company’s assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy as at December 31:

(MILLIONS)	Level 1	Level 2	Level 3	2020	2019
Assets measured at fair value:
Cash and cash equivalents	$355	$—	$—	$355	$304
Restricted cash(1)	229	—	—	229	265
Financial instrument assets(2)
Energy derivative contracts	—	36	68	104	92
Foreign exchange swaps	—	4	—	4	8
Property, plant and equipment	—	—	36,097	36,097	32,647
Liabilities measured at fair value:
Financial instrument liabilities(2)
Energy derivative contracts	—	(27)	—	(27)	(8)
Interest rate swaps	—	(244)	—	(244)	(138)
Foreign exchange swaps	—	(23)	—	(23)	(11)
Tax equity	—	—	(402)	(402)	(412)
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares(3)	(7,430)	—	—	(7,430)	—
Non-recourse borrowings	(2,065)	(12,530)	—	(14,595)	(12,604)
Total	$(8,911)	$(12,784)	$35,763	$14,068	$20,143
(1)Includes both the current amount and long-term amount included in Other long-term assets.
(2)Includes both current and long-term amounts.
(3)BEPC class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(m) – Basis of presentation and significant accounting policies, the BEPC class C shares meet certain qualifying criteria and are presented as equity. See Note 14 – BEPC exchangeable shares, BEPC class B shares and BEPC class C shares.

Summary of net financial instrument positions
The aggregate amount of the company’s net financial instrument positions as at December 31 are as follows:

		2020		2019
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
Energy derivative contracts	$104	$27	$77	$84
Interest rate swaps	—	244	(244)	(138)
Foreign exchange swaps	4	23	(19)	(3)
Tax equity	—	402	(402)	(412)
Total	108	696	(588)	(469)
Less: current portion	40	198	(158)	(84)
Long-term portion	$68	$498	$(430)	$(385)

Summary of total net financial instrument asset
The following table presents the change in the company’s total net financial instrument asset position as at and for the year ended December 31:

(MILLIONS)	Note	2020	2019
Balance, beginning of year		$(469)	$(482)
Increases (decreases) in the net financial instrument liability position:
Unrealized (loss) gain through income on tax equity	(a)	(12)	26
Unrealized (loss) through income on energy derivative contracts	(b)	1	(19)
Unrealized (loss) through OCI on energy derivative contracts	(b)	(5)	29
Unrealized gain (loss) through income on interest rate swaps	(c)	12	(28)
Unrealized gain (loss) through OCI on interest rate swaps	(c)	(51)	(37)
Unrealized gain (loss) through income on foreign exchange swaps	(d)	23	20
Unrealized gain (loss) through OCI on foreign exchange swaps	(d)	—	14
Acquisitions, settlements and other		(87)	8
Balance, end of year		$(588)	$(469)

Financial instrument liabilities designated at fair value through profit and loss
Tax equity	(a)	$(402)	$(412)

Derivative assets not designated as hedging instruments:
Energy derivative contracts	(b)	$54	$35
Foreign exchange swaps	(d)	4	8
		$58	$43

Derivative assets designated as hedging instruments:
Energy derivative contracts	(b)	$50	$57
		$50	$57

Derivative liabilities not designated as hedging instruments:
Energy derivative contracts	(b)	$(27)	$(8)
Interest rate swaps	(c)	(18)	(77)
Foreign exchange swaps	(d)	(20)	(10)
		$(65)	$(95)

Derivative liabilities designated as hedging instruments:
Interest rate swaps	(c)	(226)	(61)
Foreign exchange swaps	(d)	(3)	(1)
		$(229)	$(62)
Total financial instruments, net		$(588)	$(469)

Summary of derivative contracts designated as hedging instruments
The following table summarizes the energy derivative contracts designated as hedging instruments:

Energy derivative contracts	December 31, 2020	December 31, 2019
Carrying amount (asset/(liability))	50	57
Notional amount – millions of U.S. dollars	273	328
Notional amount – GWh	8,657	10,010
Weighted average hedged rate for the year ($/MWh)	32	33
Maturity dates	2021 - 2027	2020 - 2027
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	15	21
Change in value of hedged item used to determine hedge effectiveness	(17)	(22)
The following table summarizes the interest rate hedges designated as hedging instruments:

Interest rate hedges	December 31, 2020	December 31, 2019
Carrying amount (asset/(liability))	(225)	(61)
Notional amount – $	546	567
Notional amount – COP(1)	619	227
Notional amount – C$(1)	102	107
Notional amount – €(1)	1,279	349
Maturity dates	2021 - 2039	2021 - 2039
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	(46)	(6)
Change in value of hedged item used to determine hedge effectiveness	47	7
(1)Notional amounts of foreign currency denominated interest rate hedges are presented at the U.S. dollar equivalent value based on the December 31, 2020 foreign currency spot rate
The following table summarizes the foreign exchange swaps designated as hedging instruments:

Foreign exchange swaps	December 31, 2020	December 31, 2019
Carrying amount (asset/(liability))	(3)	(1)
Notional amount for hedges of the Canadian dollar(1)	—	72
Notional amount for hedges of the Euro(1)	185	234
Notional amount for hedges of the Brazilian real(1)	73	—
Notional amount for hedges of other currencies(1)	20	—
Maturity date	2021 - 2022	2020 - 2022
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year:
C$/$ foreign exchange forward contracts	—	1.30
€/$ foreign exchange forward contracts	0.82	0.85
BRL/$ foreign exchange forward contracts	5.38	—
(1)Notional amounts expressed in millions of U.S. dollars